Note 22 - Quarterly Financial Data (Unaudited) - Summary of Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income	$ 10,798	$ 10,126	$ 9,253	$ 8,765	$ 9,417	$ 10,648	$ 9,249	$ 9,490
Net interest income	9,471	9,329	8,682	8,202	8,741	9,903	8,436	8,655	$ 35,684	$ 35,735	$ 33,042
Net income	$ 3,534	$ 3,086	$ 2,170	$ 2,520	$ 2,717	$ 4,092	$ 2,655	$ 4,117	$ 11,310	$ 13,581	$ 13,755
Net income per share, basic (in dollars per share)	$ 1.10	$ 0.94	$ 0.66	$ 0.77	$ 0.83	$ 1.24	$ 0.81	$ 1.26	$ 3.47	$ 4.14	$ 4.21
Net income per share, diluted (in dollars per share)	$ 1.10	$ 0.94	$ 0.65	$ 0.76	$ 0.81	$ 1.22	$ 0.80	$ 1.24	$ 3.46	$ 4.07	$ 4.16